UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

LEGG MASON

LOW VOLATILITY HIGH DIVIDEND ETF

LVHD

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Low Volatility High Dividend ETF for the period since the Fund’s inception on December 28, 2015 through April 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/etf. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	Legg Mason Low Volatility High Dividend ETF

Investment commentary

The Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on December 28, 2015 through April 30, 2016).

Economic review

The pace of U.S. economic activity moderated during the period from the Fund’s inception on December 28, 2015 through April 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s second reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.8%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in April 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Legg Mason Low Volatility High Dividend ETF	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016, the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the reporting period. The market declined in December 2015, January 2016 and February 2016. This weakness was driven by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied sharply in March 2016 and ticked modestly higher in April, as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, the S&P 500 Indexiv returned 1.15% during the reporting period.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexv, generated the strongest returns, as they gained 2.72% over the reporting period. In contrast, small-cap stocks generated the weakest results, with the Russell 2000 Indexvi falling 0.98%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, returned 1.14%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned -1.10% and 3.20%, respectively, during the reporting period.

Performance review

For the period since the Fund’s inception on December 28, 2015 through April 30, 2016, Legg Mason Low Volatility High Dividend ETF generated an 8.33% return on a net asset value (“NAV”)x basis and 8.37% based on its market pricexi per share.

The performance table shows the Fund’s total return since the Fund’s inception on December 28, 2015 through April 30, 2016 based on its NAV and market price as of April 30, 2016. The Fund seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility, the QS Low Volatility High Dividend Indexxii, which returned 8.44% for the same period. The Fund’s unmanaged market index, the Russell 3000 Indexxiii returned 0.98% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1 returned

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 745 funds in the Fund’s Lipper category.

IV	Legg Mason Low Volatility High Dividend ETF

0.93% for the period December 31, 2015 through April 30, 2016. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2016 (unaudited)
	Total Return Since Fund Inception*
Legg Mason Low Volatility High Dividend ETF:
$26.93 (NAV)	8.33	%**†
$26.94 (Market Price)	8.37	%**‡
QS Low Volatility High Dividend Index	8.44%
Russell 3000 Index	0.98%
Lipper Multi-Cap Core Funds Category Average[1]	0.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when redeemed or sold in the market, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Retail investors buy and sell shares of exchange-traded funds (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”)xiv at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated December 28, 2015, the gross total annual operating expense ratio for the Fund was 0.30%

* The Fund’s inception date is December 28, 2015.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “LVHD” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 745 funds in the Fund’s Lipper category.

Legg Mason Low Volatility High Dividend ETF	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason Low Volatility High Dividend ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the result by the number of shares outstanding.

xi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

xii

The QS Low Volatility High Dividend Index (the “Index”) seeks to provide more stable income through investment in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Index is composed of stocks of U.S. companies across a wide range of market capitalizations, including the largest 3,000 U.S. stocks as determined by the Solactive US Broad Market Index. Stocks in the Index must have demonstrated profitability over the last four fiscal quarters as a whole. Stocks whose yields are not supported by earnings are excluded from the Index. The methodology calculates a composite “stable yield” score, with the yield of stocks with relatively high price and earnings volatility adjusted downward and the yield of stocks with relatively low price and earnings volatility adjusted upward. QS anticipates that the number of component securities in the Index will range from 50 to 100. As initially constituted and balanced, no individual component of the Index will exceed 2.5% of the Index, no individual sector (as defined by QS) will exceed 25% of the Index, and real estate investment trust (“REIT”) components as a whole will not exceed 15% of the Index. The Index’s components are reconstituted annually and rebalanced quarterly. The composition of the Index after annual reconstitution and rebalancing may fluctuate and exceed the aforementioned limits due to market movements. The components of the Index, and the degree to which these components represent certain sectors and industries, may change over time.

xiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xiv	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason Low Volatility High Dividend ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[4]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
8.33%	$1,000.00	$1,083.30	0.30%	$1.06	5.00%	$1,000.00	$1,023.37	0.30%	$1.51

[1]	For the period December 28, 2015 (inception date) to April 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance figure is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (124), then divided by 366.

[4]	For the six months ended April 30, 2016.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2016

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 4.9%
Automobiles — 2.5%
Ford Motor Co.	34,591	$469,054
Internet & Catalog Retail — 0.1%
PetMed Express Inc.	643	11,767
Media — 0.4%
Regal Entertainment Group, Class A Shares	4,133	86,173
Specialty Retail — 1.9%
L Brands Inc.	4,472	350,113
Total Consumer Discretionary		917,107
Consumer Staples — 10.2%
Food & Staples Retailing — 2.4%
Wal-Mart Stores Inc.	6,763	452,242
Food Products — 2.6%
General Mills Inc.	7,820	479,679
Tobacco — 5.2%
Altria Group Inc.	7,715	483,808
Philip Morris International Inc.	5,086	499,038
Total Tobacco		982,846
Total Consumer Staples		1,914,767
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Exxon Mobil Corp.	5,212	460,741
Financials — 22.1%
Banks — 2.9%
FNB Corp.	4,537	59,979
Park National Corp.	153	14,046
People’s United Financial Inc.	14,658	227,199
Trustmark Corp.	1,987	48,701
Umpqua Holdings Corp.	6,553	103,734
Valley National Bancorp	10,047	95,045
Total Banks		548,704
Capital Markets — 2.6%
T. Rowe Price Group Inc.	5,633	424,109
Waddell & Reed Financial Inc., Class A Shares	2,862	58,213
Total Capital Markets		482,322
Insurance — 0.4%
Old Republic International Corp.	3,741	69,171

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 14.2%
AG Mortgage Investment Trust Inc.	1,176	$15,747
Agree Realty Corp.	433	16,792
Altisource Residential Corp.	2,168	25,192
Apollo Commercial Real Estate Finance Inc.	1,986	31,637
Ares Commercial Real Estate Corp.	784	9,408
Blackstone Mortgage Trust Inc., Class A Shares	2,385	65,540
Capstead Mortgage Corp.	4,219	41,009
Chimera Investment Corp.	6,875	97,625
Columbia Property Trust Inc.	1,832	40,854
Corrections Corp. of America	3,118	94,849
CYS Investments Inc.	5,602	45,432
Digital Realty Trust Inc.	3,210	282,416
EastGroup Properties Inc.	643	38,419
EPR Properties	1,860	122,537
Franklin Street Properties Corp.	1,580	16,780
Getty Realty Corp.	671	13,205
Highwoods Properties Inc.	2,742	128,134
Liberty Property Trust	3,490	121,801
LTC Properties Inc.	686	31,823
MFA Financial Inc.	8,645	59,737
National Health Investors Inc.	924	62,915
National Retail Properties Inc.	3,993	174,734
New Residential Investment Corp.	13,946	168,746
New York Mortgage Trust Inc.	5,854	30,441
OMEGA Healthcare Investors Inc.	2,960	99,959
Orchid Island Capital Inc.	1,566	15,159
Pennymac Mortgage Investment Trust	3,308	44,956
Piedmont Office Realty Trust Inc., Class A Shares	3,979	79,222
Potlatch Corp.	769	27,084
Select Income REIT	1,944	45,003
Senior Housing Properties Trust	8,289	145,721
Starwood Property Trust Inc.	8,939	173,059
Sunstone Hotel Investors Inc.	11,039	141,409
Two Harbors Investment Corp.	12,421	97,256
WP Carey Inc.	1,274	77,829
Total Real Estate Investment Trusts (REITs)		2,682,430
Thrifts & Mortgage Finance — 2.0%
New York Community Bancorp Inc.	22,631	340,144

See Notes to Financial Statements.

4	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Northwest Bancshares Inc.	2,238	$31,377
Oritani Financial Corp.	616	10,675
Total Thrifts & Mortgage Finance		382,196
Total Financials		4,164,823
Health Care — 6.6%
Biotechnology — 0.3%
PDL BioPharma Inc.	15,032	56,671
Health Care Equipment & Supplies — 2.9%
Baxter International Inc.	11,831	523,167
Meridian Bioscience Inc.	867	16,568
Total Health Care Equipment & Supplies		539,735
Pharmaceuticals — 3.4%
Merck & Co. Inc.	3,636	199,398
Pfizer Inc.	13,438	439,557
Total Pharmaceuticals		638,955
Total Health Care		1,235,361
Industrials — 14.4%
Commercial Services & Supplies — 0.1%
McGrath RentCorp	448	10,922
Electrical Equipment — 5.7%
Eaton Corp. PLC	8,647	547,096
Emerson Electric Co.	9,639	526,578
Total Electrical Equipment		1,073,674
Machinery — 5.6%
Cummins Inc.	4,876	570,638
Deere & Co.	5,728	481,782
Total Machinery		1,052,420
Trading Companies & Distributors — 3.0%
Fastenal Co.	10,489	490,780
TAL International Group Inc.	2,778	47,504	*
Textainer Group Holdings Ltd.	2,638	40,705
Total Trading Companies & Distributors		578,989
Total Industrials		2,716,005
Information Technology — 9.4%
Communications Equipment — 0.6%
Cisco Systems Inc.	4,121	113,286
IT Services — 7.1%
International Business Machines Corp.	3,378	492,986

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
IT Services — continued
Paychex Inc.	8,819	$459,646
Western Union Co.	19,124	382,480
Total IT Services		1,335,112
Software — 1.7%
CA Inc.	11,025	327,001
Total Information Technology		1,775,399
Materials — 2.6%
Chemicals — 2.6%
E.I. du Pont de Nemours & Co.	6,973	459,591
Innophos Holdings Inc.	741	27,387
Total Materials		486,978
Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.6%
Verizon Communications Inc.	9,696	493,914
Utilities — 24.5%
Electric Utilities — 12.5%
ALLETE Inc.	770	43,266
American Electric Power Co. Inc.	7,099	450,787
Duke Energy Corp.	6,231	490,878
Empire District Electric Co.	644	21,683
Hawaiian Electric Industries Inc.	1,134	37,070
OGE Energy Corp.	5,086	150,495
Pinnacle West Capital Corp.	3,140	228,121
PPL Corp.	12,968	488,116
Southern Co.	8,729	437,323
Total Electric Utilities		2,347,739
Gas Utilities — 1.0%
Questar Corp.	5,952	149,216
South Jersey Industries Inc.	1,470	41,028
Total Gas Utilities		190,244
Multi-Utilities — 11.0%
Ameren Corp.	6,638	318,624
Avista Corp.	938	37,586
Consolidated Edison Inc.	6,034	450,136
Dominion Resources Inc.	5,984	427,677
NiSource Inc.	11,320	257,077
Public Service Enterprise Group Inc.	8,743	403,315

See Notes to Financial Statements.

6	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

Legg Mason Low Volatility High Dividend ETF

Security		Shares	Value
Multi-Utilities — continued
SCANA Corp.		2,722	$186,974
Total Multi-Utilities			2,081,389
Total Utilities			4,619,372
Total Common Stocks (Cost — $18,456,376)			18,784,467
Investments In Underlying Funds — 0.1%
iShares Select Dividend ETF (Cost — $24,723)		300	24,612
Total Investments before Short-Term Investments (Cost — $18,481,099)			18,809,079

	Rate
Short-Term Investments — 0.1%
SSgA U.S. Government Money Market Fund, Class N	0.000%	11,052	11,052
State Street Institutional Liquid Reserves Fund, Premier Class	0.468	1,924	1,924
Total Short-Term Investments (Cost — $12,976)			12,976
Total Investments — 99.9% (Cost — $18,494,075#)			18,822,055
Other Assets in Excess of Liabilities — 0.1%			27,683
Total Net Assets — 100.0%			$18,849,738

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments, at value (Cost — $18,494,075)	$18,822,055
Dividends and interest receivable	31,074
Total Assets	18,853,129

Liabilities:
Investment management fee payable	3,391
Total Liabilities	3,391
Total Net Assets	$18,849,738

Net Assets:
Par value (Note 5)	$7
Paid-in capital in excess of par value	18,483,039
Undistributed net investment income	32,425
Accumulated net realized gain on investments	6,287
Net unrealized appreciation on investments	327,980
Total Net Assets	$18,849,738

Shares Outstanding	700,001

Net Asset Value	$26.93

See Notes to Financial Statements.

8	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended April 30, 2016†

Investment Income:
Dividends and distributions	$81,589
Return of capital (Note 1(c))	(5,054)
Net Dividends and Distributions	76,535

Expenses:
Investment management fee (Note 2)	6,110
Total Expenses	6,110
Net Investment Income	70,425

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	3,153
REIT distributions	3,134
Net Realized Gain	6,287
Change in Net Unrealized Appreciation (Depreciation) From Investments	327,980
Net Gain on Investments	334,267
Increase in Net Assets From Operations	$404,692

†	For the period December 28, 2015 (inception date) to April 30, 2016.

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	9

Statement of changes in net assets

For the Period Ended April 30, 2016 (unaudited)	2016†

Operations:
Net investment income	$70,425
Net realized gain	6,287
Change in net unrealized appreciation (depreciation)	327,980
Increase in Net Assets From Operations	404,692

Distributions to Shareholders From (Note 1):
Net investment income	(38,000)
Decrease in Net Assets From Distributions to Shareholders	(38,000)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (700,001 shares issued)	18,483,046
Increase in Net Assets From Fund Share Transactions	18,483,046
Increase in Net Assets	18,849,738

Net Assets:
Beginning of period	—
End of period*	$18,849,738
*Includes undistributed net investment income of:	$32,425

†	For the period December 28, 2015 (inception date) to April 30, 2016.

See Notes to Financial Statements.

10	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
2016[1,2]

Net asset value, beginning of period	$25.00

Income from operations:
Net investment income	0.30
Net realized and unrealized gain	1.74
Total income from operations	2.04

Less distributions from:
Net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$26.93
Total return, at NAV[3]	8.33%

Net assets, end of period (000s)	$18,850

Ratios to average net assets:
Gross expenses[4]	0.30%
Net expenses[4]	0.30
Net investment income[4]	3.46

Portfolio turnover rate[5]	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2015 (inception date) to April 30, 2016.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

12	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$18,784,467	—	—	$18,784,467
Investments in underlying funds	24,612	—	—	24,612
Total long-term investments	$18,809,079	—	—	$18,809,079
Short-term investments†	12,976	—	—	12,976
Total investments	$18,822,055	—	—	$18,822,055

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on

14	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is essentially an all-in fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$614,856
Sales	582,342

During the period ended April 30, 2016, in-kind transactions (see Note 5) were as follows:

Contributions	$18,450,761
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$425,149
Gross unrealized depreciation	(97,169)
Net unrealized appreciation	$327,980

16	Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report

4. Derivative instruments and hedging activities

During the period ended April 30, 2016, the Fund did not invest in derivative instruments.

5. Fund share transactions

At April 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

Legg Mason Low Volatility High Dividend ETF 2016 Semi-Annual Report	17

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Independent Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own

18	Legg Mason Low Volatility High Dividend ETF

expanded compliance programs and the compliance program to be implemented for the Fund specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the Fund’s portfolio managers in managing the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered the Manager’s and QS’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, the existence of quality controls applicable to brokerage allocation procedures, and arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager and the Sub-Advisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Sub-Advisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Agreements.

Legg Mason Low Volatility High Dividend ETF	19

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will pay all fund expenses, other than the Contractual Management Fee and certain other expenses, and will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

Management also discussed with the Board the Fund’s proposed distribution arrangements, including how the Fund’s distributor would market the Fund. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of active and passive exchange-traded funds, including index-based exchange-traded funds that follow a smart beta strategy (i.e., the index is not strictly capitalization-based) and exchange-traded funds that do not have a “unitary fee” structure such as that for the Fund, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Manager profitability

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Agreements during the meeting.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits

20	Legg Mason Low Volatility High Dividend ETF

of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Low Volatility High Dividend ETF	21

Legg Mason

Low Volatility High Dividend ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Low Volatility High Dividend ETF

The Fund is a separate investment series of Legg Mason ETF Equity Trust, a Maryland statutory trust.

Legg Mason Low Volatility High Dividend ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Low Volatility High Dividend ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

Solactive AG does not sponsor, promote, sell or support in any manner the Legg Mason Low Volatility High Dividend ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

Neither Legg Mason Partners Fund Advisor, LLC (“LMPFA”), Legg Mason Investor Services, LLC (“LMIS”), QS Investors, LLC (“QS”) nor Western Asset Management Company (“Western Asset”) guarantees the accuracy and/or the completeness of the Solactive Index or any data included therein, and neither LMPFA, LMIS, QS nor Western Asset shall have any liability for any errors, omissions or interruptions therein. Neither LMPFA, LMIS, QS nor Western Asset makes any warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Solactive Index, trading based on the Solactive Index, or any data included therein, either in connection with the Fund or for any other use. Neither LMPFA, LMIS, QS nor Western Asset makes any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Solactive Index or any data included therein. Without limiting any of the foregoing, in no event shall either LMPFA, LMIS, QS or Western Asset have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Solactive Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275567 6/16 SR16-2804

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2016